advance billings and customer deposits (Tables)	6 Months Ended
Jun. 30, 2023
advance billings and customer deposits
Disclosure of advance billings and customer accounts

	June 30,	December 31,
As at (millions)	2023	2022
Advance billings	$714	$662
Deferred customer activation and connection fees	4	5
Customer deposits	21	12
Contract liabilities	739	679
Other	203	212
	$942	$891

Schedule of changes in contract liabilities

		Three months		Six months
Periods ended June 30 (millions)	Note	2023	2022	2023	2022
Balance, beginning of period		$965	$883	$914	$870
Revenue deferred in previous period and recognized in current period		(661)	(644)	(625)	(630)
Net additions arising from operations		670	638	678	631
Additions arising from business acquisitions		—	6	7	12
Balance, end of period		$974	$883	$974	$883
Current				$879	$791
Non-current	27
Deferred revenues				89	85
Deferred customer activation and connection fees				6	7
				$974	$883
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities				$879	$791
Reclassification to contract assets of contracts with contract liabilities less than contract assets	6(c)			(126)	(114)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	6(c)			(14)	(16)
				$739	$661